INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
Inventory, Net [Abstract]
Schedule of Inventory, Current
Inventory as of December 31, 2025 and December 31, 2024, consisted of the following:

($ in thousands)	December 31, 2025	December 31, 2024
Raw materials	$12,875	$12,010
Raw materials - non-cannabis	12,210	13,213
Work-in-process	42,551	33,803
Finished goods	29,574	22,931
Finished goods - non-cannabis	1,456	1,386
Inventory, net	$98,666	$83,343